Impairment and Reversal of Impairment - Additional Information (Detail) oz in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense	$ 244
Reversal of impairment, net of tax recovery	$ 23
After tax discount rate used which represents the Company's weighted average cost of capital	5.00%
Los Filos Mine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense	$ 16
Reversal of impairment loss		$ 59
Recoverable amount (fair value less costs of disposal)		430
Marlin [member] | Land [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense		10
Recoverable amount (fair value less costs of disposal)		$ 0
Pueblo Viejo [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense	557
Impairment expense, net of tax	557
Red Lake [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense	889
Impairment expense, net of tax	610
Porcupine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment expense	99
Impairment expense, net of tax	$ 84
Increase in mineral reserve | oz	4.7